AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

March 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.2%
Health Care – 25.1%
Biotechnology – 13.3%
Apogee Therapeutics, Inc.(a) (b)	4,818	$405,531
Ascendis Pharma A/S (ADR)(a)	1,251	286,141
Bridgebio Pharma, Inc.(a) (b)	8,965	665,741
Celcuity, Inc.(a) (b)	3,586	409,306
CG oncology, Inc.(a)	5,988	405,268
Denali Therapeutics, Inc.(a)	13,234	254,093
Dianthus Therapeutics, Inc.(a)	4,361	365,975
Eikon Therapeutics, Inc.(a)	8,626	91,263
Erasca, Inc.(a)	12,372	200,179
Halozyme Therapeutics, Inc.(a)	3,448	222,844
Kymera Therapeutics, Inc.(a) (b)	4,256	354,482
Madrigal Pharmaceuticals, Inc.(a) (b)	599	313,559
Mineralys Therapeutics, Inc.(a)	7,380	199,924
Newamsterdam Pharma Co. NV(a) (b)	5,735	183,577
Nuvalent, Inc. – Class A(a) (b)	3,787	387,978
Palvella Therapeutics, Inc.(a)	2,158	268,995
Rhythm Pharmaceuticals, Inc.(a)	4,443	386,408
Vera Therapeutics, Inc.(a)	6,291	253,087
Viridian Therapeutics, Inc.(a)	10,678	208,862
Xenon Pharmaceuticals, Inc.(a)	6,783	394,431
Zenas Biopharma, Inc.(a) (b)	7,769	151,884

		6,409,528

Health Care Equipment & Supplies – 2.9%
AtriCure, Inc.(a)	15,874	452,885
Glaukos Corp.(a)	6,733	724,875
Kestra Medical Technologies Ltd.(a) (b)	11,131	221,841

		1,399,601

Health Care Providers & Services – 4.1%
Billiontoone, Inc. – Class A(a) (b)	2,059	162,538
BrightSpring Health Services, Inc.(a)	17,938	764,338
Guardant Health, Inc.(a)	9,866	911,322
Lumexa Imaging Holdings, Inc.(a)	15,757	135,510

		1,973,708

Health Care Technology – 0.6%
HeartFlow, Inc.(a) (b)	11,166	271,669

Life Sciences Tools & Services – 0.9%
Repligen Corp.(a)	3,873	456,317

Pharmaceuticals – 3.3%
Edgewise Therapeutics, Inc.(a)	8,612	271,278
Enliven Therapeutics, Inc.(a)	6,234	244,373
Ocular Therapeutix, Inc.(a)	21,569	182,689
Rapport Therapeutics, Inc.(a)	5,942	185,925
Structure Therapeutics, Inc. (ADR)(a)	2,988	144,022

Company	Shares	U.S. $ Value
Terns Pharmaceuticals, Inc.(a)	4,902	$258,433
Trevi Therapeutics, Inc.(a)	23,741	283,230

		1,569,950

		12,080,773

Industrials – 25.1%

Aerospace & Defense – 2.9%
Karman Holdings, Inc.(a) (b)	5,254	420,583
Kratos Defense & Security Solutions, Inc.(a) (b)	10,880	767,149
Voyager Technologies, Inc. – Class A(a)	8,353	195,376

		1,383,108

Building Products – 3.3%
Modine Manufacturing Co.(a)	4,237	918,200
Zurn Elkay Water Solutions Corp. – Class C	15,131	678,474

		1,596,674

Construction & Engineering – 3.0%
Everus Construction Group, Inc.(a)	5,730	676,484
Primoris Services Corp.	5,458	780,712

		1,457,196

Electrical Equipment – 6.2%
Bloom Energy Corp. – Class A(a)	8,373	1,134,458
Forgent Power Solutions, Inc.(a)	10,277	300,808
Generac Holdings, Inc.(a)	2,294	448,087
Nextpower, Inc. – Class A(a) (b)	9,108	1,097,969

		2,981,322

Ground Transportation – 1.2%
Saia, Inc.(a)	1,576	553,617

Machinery – 6.0%
Enpro, Inc.	2,497	625,873
ESCO Technologies, Inc.	3,007	846,080
ITT, Inc.	3,087	588,166
SPX Technologies, Inc.(a)	4,124	824,552

		2,884,671

Professional Services – 2.5%
FTI Consulting, Inc.(a) (b)	3,690	652,282
Planet Labs PBC(a) (b)	19,939	557,295

		1,209,577

		12,066,165

Information Technology – 22.5%
Communications Equipment – 0.9%
Viavi Solutions, Inc.(a) (b)	13,011	433,006

Electronic Equipment, Instruments & Components – 8.5%
Advanced Energy Industries, Inc.	3,106	1,002,337
Allegro MicroSystems, Inc.(a) (b)	14,176	446,969

Company	Shares	U.S. $ Value
Fabrinet(a) (b)	2,319	$1,209,405
Littelfuse, Inc.	1,179	400,094
nLight, Inc.(a)	9,828	560,393
TTM Technologies, Inc.(a)	4,797	467,324

		4,086,522

IT Services – 2.0%
DigitalOcean Holdings, Inc.(a) (b)	10,951	939,377

Semiconductors & Semiconductor Equipment – 8.0%
Ambiq Micro, Inc.(a)	6,325	160,718
Credo Technology Group Holding Ltd.(a)	8,900	835,443
FormFactor, Inc.(a)	5,844	566,810
MACOM Technology Solutions Holdings, Inc.(a)	2,720	604,030
Semtech Corp.(a)	9,612	739,067
SiTime Corp.(a)	1,974	681,721
Tower Semiconductor Ltd.(a)	1,624	284,979

		3,872,768

Software – 3.1%
JFrog Ltd.(a)	8,014	376,097
Klaviyo, Inc. – Class A(a) (b)	14,435	280,905
Rubrik, Inc. – Class A(a)	7,641	374,180
Runway AI, Inc.(a) (c) (d)	7,184	99,821
ServiceTitan, Inc. – Class A(a) (b)	5,706	362,103

		1,493,106

		10,824,779

Financials – 8.2%
Banks – 1.1%
Western Alliance Bancorp	7,168	507,853

Capital Markets – 4.0%
Marex Group PLC	15,613	696,028
Piper Sandler Cos.	8,919	682,749
Stifel Financial Corp.	7,147	528,306

		1,907,083

Consumer Finance – 2.2%
Figure Technology Solutions, Inc. – Class A(a)	7,375	250,381
FirstCash Holdings, Inc.	4,331	814,228

		1,064,609

Insurance – 0.9%
Accelerant Holdings – Class A(a) (b)	14,559	194,509
Neptune Insurance Holdings, Inc. – Class A(a)	10,822	261,784

		456,293

		3,935,838

Consumer Discretionary – 6.6%

Hotels, Restaurants & Leisure – 3.2%
Cava Group, Inc.(a) (b)	6,521	527,549

Company	Shares	U.S. $ Value
Portillo’s, Inc. – Class A(a) (b)	44,509	$235,452
Rush Street Interactive, Inc.(a)	34,389	747,961
Texas Roadhouse, Inc.	306	50,533

		1,561,495

Household Durables – 1.4%
SharkNinja, Inc.(a)	6,136	649,803

Leisure Products – 0.8%
YETI Holdings, Inc.(a) (b)	10,643	389,427

Specialty Retail – 1.2%
National Vision Holdings, Inc.(a)	22,480	582,232

		3,182,957

Energy – 4.5%
Oil, Gas & Consumable Fuels – 4.5%
Antero Midstream Corp.	31,261	712,751
Matador Resources Co.	3,883	245,328
Permian Resources Corp. – Class A	35,341	753,470
Uranium Energy Corp.(a) (b)	32,364	436,914

		2,148,463

Consumer Staples – 3.4%
Beverages – 0.8%
Celsius Holdings, Inc.(a)	10,569	374,988

Consumer Staples Distribution & Retail – 1.3%
Chefs’ Warehouse, Inc. (The)(a)	11,119	661,025

Food Products – 1.3%
Freshpet, Inc.(a)	7,435	438,367
Once Upon a Farm PBC – Class A(a) (b)	11,434	186,946

		625,313

		1,661,326

Materials – 2.8%
Chemicals – 1.4%
Element Solutions, Inc.(b)	19,975	681,947

Metals & Mining – 1.4%
Constellium SE(a)	20,359	500,424
USA Rare Earth, Inc.(a)	11,334	171,540

		671,964

		1,353,911

Total Common Stocks (cost $37,505,696)		47,254,212

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(e) (f) (g) (cost $1,357,124)	1,357,124	1,357,124

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 101.0% (cost $38,862,820)		$48,611,336

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%

Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(e) (f) (g) (cost $302,407)	302,407	302,407

Total Investments – 101.6% (cost $39,165,227)(h)		48,913,743
Other assets less liabilities – (1.6)%		(762,471)

Net Assets – 100.0%		$48,151,272

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)

As of March 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,728,350 and gross unrealized depreciation of investments was $(1,979,834), resulting in net unrealized appreciation of $9,748,516.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

March 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Health Care	$12,080,773	$—	$—	$12,080,773
Industrials	12,066,165	—	—	12,066,165
Information Technology	10,724,958	—	99,821	10,824,779
Financials	3,935,838	—	—	3,935,838
Consumer Discretionary	3,182,957	—	—	3,182,957
Energy	2,148,463	—	—	2,148,463
Consumer Staples	1,661,326	—	—	1,661,326
Materials	1,353,911	—	—	1,353,911
Short-Term Investments	1,357,124	—	—	1,357,124
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	302,407	—	—	302,407

Investments in Securities:	Level 1	Level 2	Level 3	Total
Total Investments in Securities	48,813,922	—	99,821	48,913,743
Other Financial Instruments(a)	—	—	—	—

Total	$48,813,922	$—	$99,821	$48,913,743

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2026 is as follows:

Portfolio	Market Value 12/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$463	$8,192	$7,298	$1,357	$5
AB Government Money Market Portfolio*	1,572	5,796	7,066	302	13
Total	$2,035	$13,988	$14,364	$1,659	$18

*	Investments of cash collateral for securities lending transactions.